PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Exploitation Concessions GENERATION (Details)	12 Months Ended
Dec. 31, 2017 Plant item GW MW
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | GW	48,120.000
HPP Sobradinho | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,050.00
TPP Camaari | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	347.00
HPP Belo Monte 12 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	11,233.00
HPP Tucuru | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	8,535
HPP Samuel | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	217.00
TPP Rio Madeira | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	119.00
TPP Santana | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	178.00
TPP Santarm | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	19.00
TPP Electron 7 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	121.00
HPP Dardanelos | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	261
TPP Mau | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	178.00
HPP Jirau 1 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	3,750.00
TPP Presidente Mdici - Candiota I and II 2 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	446
TPP Candiota III | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	350
TPP Tabatinga 13 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	316.00
TPP Belem de Simes 13 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	316.00
HPP Balbina | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	250.00
HPP Aparecida | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	283.00
TPP Maua 5 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	260.00
TPP Santa Cruz 6 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	500
HPP Mascarenhas de Moraes | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	476
HPP Itumbiara | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	2,082
HPP Manso | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	210
HPP Simplcio/Anta | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	334.00
HPP Peixe Angical | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	499.00
HPP Baguari 11 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	140
HPP Foz do Chapec | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	855
UTN Angra I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	640
UTN Angra II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,350
UTN Angra III | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,405
HPP Araras 7
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	4.00
HPP Curemas | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	4.00
WPP Sao Pedro do Lago | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Pedra Branca | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Sete Gameleiras | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Caiara I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	27
WPP Junco I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24
WPP Junco II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24
WPP Caiara II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18
WPP Casa Nova I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	180
WPP Casa Nova II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Casa Nova III | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24
WPP Baranas I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	33.00
WPP Morro Branco I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	33.00
WPP Mussamb | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	33.00
WPP Santa Joana XI | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.00
WPP Santa Joana XVI | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.00
WPP Santa Joana X | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.00
WPP Santa Joana XIII | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.00
WPP Santa Joana XII | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.00
WPP Santa Joana XV | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.00
WPP Santa Joana IX | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.00
WPP Acau Energia | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	6
WPP Arapapa Energia | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	4
WPP Angical 2 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10
WPP Teiu 2 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	8
WPP Caititu 2 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10
WPP Carcara | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10
WPP Corrupiao 3 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10
WPP Caititu 3 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10
WPP Papagaio | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10
WPP Coqueirinho 2 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	16
WPP Santa Joana IV | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	27.00
WPP Serra das Vacas I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24.00
WPP Santa Joana V | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.00
WPP Serra das Vacas II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22.00
WPP Serra das Vacas III | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22.00
WPP Serra das Vacas IV | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22.00
WPP Santa Joana III | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.00
WPP Santa Joana I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.00
WPP Santo Augusto IV | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.00
WPP Santa Joana VII | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.00
WPP Tamandua Mirim 2 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	16.00
WPP Banda de Couro | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	33.00
WPP Baraunas II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	26.00
HPP Curua-Una | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.00
TPP Rio Acre | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	45.00
TPP Rio Branco I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	19.00
TPP Rio Branco II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	33.00
TPP Senador Arnon Afonso Farias | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	86.00
TPP Serra do Navio | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	23.00
WPP Miassaba 3 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	68.00
WPP Rei dos Ventos 3 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	60.00
HPP Passo Sao Joao | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	77
HPP Sao Domingos | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	48
SHP Barra do Rio Chapeu | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	16.00
SHP Joao Borges | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	19
SHP Coxilha Rica 4 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18
SHP Santo Cristo 3
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Period to begin operations after issuance of license	22 months
SHP Santo Cristo 3 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	20.00
WPP Capao do Ingles | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10
WPP Coxilha Seca | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Galpoes | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	8
WPP Chui I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24
WPP Chui II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22
WPP Chui IV | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22
WPP Chui V | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Chui VI | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22
WPP Chui VII | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24
WPP Chui 09 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18.00
WPP Cerro Chato IV 10 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	10
WPP Cerro Chato V 10 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	12
WPP Cerro Chato VI 10 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24
WPP Cerro dos trindades 10 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	8
WPP Ibirapuita | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	25
WPP Verace 24 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	20.00
WPP Verace 25 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	7.00
WPP Verace 26 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	14.00
WPP Verace 27 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	16.00
WPP Verace 28 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	13.00
WPP Verace 29 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18.00
WPP Verace 30 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18.00
WPP Verace 31 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	9
WPP Verace 34 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	14.00
WPP Verace 35 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	13.00
WPP Verace 36 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22.00
WPP Geribatu I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	20
WPP Geribatu II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	20
WPP Geribatu III | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	26
WPP Geribatu IV | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Geribatu V | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Geribatu VI | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18
WPP Geribatu VII | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Geribatu VIII | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	26
WPP Geribatu IX | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Geribatu X | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
Megawatt Solar | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1.00
WPP Cerro Chato I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Cerro Chato II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Cerro Chato III | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
TPP Sao Jernimo 7 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	20
TPP NUTEPA 7 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24
TPP Cidade Nova 7 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30.00
TPP Iranduba | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	50
TPP Distrito 7 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	125.00
TPP Sao Jose | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	50
TPP Flores | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	95.00
TPP Roberto Silveira | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
HPP Batalha | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	53.00
HPP Retiro Baixo | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	82
Trs Irmaos | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	808.00
Serra do Facao | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	213.00
WPP Rei dos Ventos 1 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	58.00
WPP Famosa I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	23.00
WPP Pau Brasil | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	15
WPP Rosada | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Sao Paulo | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18.00
WPP Bom Jesus | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18
WPP Cachoeira | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	12
WPP Pitimbu | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18
WPP Jandaia | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.00
WPP Jandaia I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	19.00
WPP Sao Caetano | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	25.00
WPP Sao Caetano I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18
WPP Sao Clemente | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	19.00
WPP Sao Galvao | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18
WPP Carnaba I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	22
WPP Carnaba II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	18
WPP Carnaba III | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	16
WPP Carnauba V | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24
WPP Cervantes I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	16
WPP Cervantes II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	12
WPP Punau I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24
WPP Arara Azul | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.00
WPP Bentevi | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	15
WPP Ouro Verde I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.00
WPP Ouro Verde II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	30
WPP Ouro Verde III | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	25
WPP Santa Rosa | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	20
WPP Uirapuru | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Ventos de Angelim | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	24
WPP Serra do Mel I | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Serra do Mel II | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Serra do Mel III | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Itaguau da Bahia | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Ventos de Santa Luiza | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Ventos de Santa Madalena | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Ventos de Santa Marcella | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Ventos de Santa Vera | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
HPP Santo Antnio 11 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28.0
HPP Santo Antnio Mesa 8
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Commercially operating generators | item	44
Total number of plants | Plant	50
HPP Santo Antnio Mesa 8 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	3,568.00
WPP Ventos de Santo Antnio | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Ventos de Sao Bento | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Ventos de Sao Cirilo | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Ventos de Sao Joao | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP Ventos de Sao Rafael | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	28
WPP So Januario | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	19.00
WPP Nsa Sra de Ftima | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	29.00
HPP Sinop | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	408
HPP Sao Manoel | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	700
WPP Brasventos WPPo | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	58.00
HPP Teles Pires 9
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,819.80
Total generation units | item	3
HPP Teles Pires 9 | Exploitation Concessions - GENERATION
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	1,820.00
TPP Araguaia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts)	23